Employee benefits: variable compensation - Movements (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	198,908,588	181,907,200
Number of share obligations assumed at merger date	0	14,535,612
Number of shares awarded during the year	65,433,201	63,907,823
Number of share distributions during the year	(64,234,191)	(54,365,846)
Number of shares forfeited during the year	(6,385,261)	(7,076,202)
Number of shares outstanding, at the end of the year	193,722,338	198,908,588
Number of shares vested for accounting purposes	109,644,250	102,697,819
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 17	$ 15
Weighted average grant date fair value of share obligations assumed at merger date | $	0	20
Weighted average grant date fair value of shares awarded during the year | $	26	20
Weighted average grant date fair value of share distributions during the year | $	17	14
Weighted average grant date fair value of shares forfeited during the year | $	20	18
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 20	$ 17